CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities:
Net Loss	$ (7,870,378)	$ (29,982,292)
Adjustments To Reconcile Net Loss To Net Cash Used In Operating Activities:
Depreciation And Amortization	385,464	232,194
Loss On Debt Extinguishment, Net	0	224,166
Loss On Disposal Of Property And Equipment	0	39,434
Change In Fair Value Of Derivative Liability	60,000	(60,650)
Amortization Of Interest - Conversion Features	835,081	1,407,675
Amortization Of Interest	1,231,661	8,656
Stock Warrants Expense	0	219,670
Stock Options Expense	723,262	239,478
Stock-based Compensation Expense	473,748	54,283
Asset Impairment Adjustment	0	25,320,555
Changes In Assets And Liabilities:
Inventory	(39,461)	0
Prepaid Expenses	42,585	3,515
Other Assets	(21,896)	(8,680)
Accounts Payable	168,842	113,158
Accrued Expenses	150,865	(4,666)
Accrued Interest Payable	117,666	26,677
Related Party Payables	54,259	(24,706)
Net Cash Used In Operating Activities	(3,688,302)	(2,191,533)
Investing Activities:
Proceeds From Disposal Of Property And Equipment	0	951
Financing Activities:
Proceeds From Notes Payable - Related Parties	1,030,000	0
Repayments Of Notes Payable - Related Parties	(30,000)	0
Proceeds From Notes Payable - Non-related Parties	1,005,000	41,665
Proceeds From Convertible Debenture Payable	2,500,000	0
Debt Issuance Costs	(275,000)	0
Proceeds From Exercise Of Stock Warrants	88,470	0
Proceeds From Exercise Of Stock Options	19,258	0
Proceeds From Offering Of Preferred Stock - Related Parties	0	1,700,000
Net Cash Provided By Financing Activities	4,337,728	1,741,665
Net Change In Cash	649,426	(448,917)
Cash At The End Of The Period	882,268	232,842
Cash At The Beginning Of The Period	$ 232,842	681,759
Schedule Of Non-cash Investing And Financing Activities:
Issuance Of Common Stock For Rent	49,600
Issuance Of Common Stock For Prior Year Accrued Dividends	$ 107,880	107,880
Issuance Of Common Stock To Settle Prior Year Stock Subscriptions Payable	145,805	0
Intrinsic Value-beneficial Conversion Feature	909,214	1,407,501
Relative Fair Value Of Stock Warrants Granted	1,939,756	0
Convertible Debenture Payable Discount	823,781	0
Fair Value Of Embedded Conversion Feature	980,000	0
Gain On Related Party Payables Converted To Capital	0	272,299
Accounts Payable And Accrued Expenses Converted To Capital	0	265,677
Related Party Payables Converted To Capital	0	579,814
Related Party Debt Converted To Capital After Exercise Of Cashless Stock Warrants	0	65,728
Related Party Debt Converted To Capital	0	2,378,478
Non-related Party Debt Converted To Capital	0	166,526
Gain On Related Party Debt Converted To Capital	0	124,291
Issuance Of Common Stock, Stock Warrants And Convertible Note For Asset Purchase	0	29,222,955
Prepaid Expenses With Common Shares	0	122,162
Shares Issued For Cash Received In Prior Years	0	$ 1,000,000
Shares Issued For Executive Compensation In Prior Year		76,480
Supplemental Disclosure:
Cash Paid For Interest	72,762	$ 1,979
Cash Paid For Income Taxes	$ 0	$ 0